ETSpreads IG Long Credit Fund
ETSPREADS IG LONG CREDIT FUND Ticker: IGCL Stock Exchange: NYSE Arca
Investment Objective

The Fund seeks to provide long exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American investment grade debt issuers.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	ETSpreads IG Long Credit Fund ETSpreads IG Long Credit Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETSpreads IG Long Credit Fund ETSpreads IG Long Credit Fund Shares
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	(0.80%)	[2]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.30%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser, ETSpreads, LLC, has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.30% until May 31, 2017. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. ETSpreads, LLC may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were paid or waived and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account creation or redemption Transaction Fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, but that the fee waiver described above is only in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
ETSpreads IG Long Credit Fund | ETSpreads IG Long Credit Fund Shares | USD ($)	31	270

Portfolio Turnover

The Fund pays transaction costs, such as a commission or a spread, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund has not commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund. When the Prospectus is next updated, portfolio turnover information will be provided in this location.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in credit default swaps (“CDS”), futures, U.S. Treasury securities, and money market instruments that the Manager believes, in combination, should cause the Fund to increase in value when the North American investment grade credit market improves. The Fund will seek to outperform, before fees and expenses, its benchmark index, the most current Markit CDX North American Investment Grade 5-year Total Return Index (“IGI”). The IGI is designed to represent the North American investment grade credit market risk by tracking the credit quality of 125 investment grade North American debt issuers or the unsubordinated debt obligations of such debt issuers. The investment grade credit market in North America consists of investors who take a long or short position with respect to the ability of all debt issuers rated “BBB-” or better by Standard & Poor’s Rating Group (“S&P”) or “Baa3” or better by Moody’s Investor Services (“Moody’s”) to repay their debt obligations in full and in accordance with the terms of such obligations. With respect to credit markets, a “long” position (which the Fund seeks to provide) means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time and a “short” position means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time. The specific entity whose debt underlies a “Single Name CDS” is referred to as the “Reference Entity”.

CDS and futures are types of derivatives. Derivatives are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index. The Fund generally invests in derivatives in order to gain access specifically to the North American investment grade credit market. The Fund’s portfolio managers will determine in which derivatives the Fund will invest based on the portfolio manager’s assessment of best pricing, trading characteristics, and ability to assist the Fund in outperforming the IGI.

Under normal market conditions, the Fund intends to invest primarily in the following derivatives: (i) CDS cleared by a clearing organization which are either (a) CDS index swaps (including swaps based on the IGI (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps: These are bilateral financial contracts that transfer credit exposure between two parties. CDS are used by the Fund to obtain credit risk exposure similar to that of a direct investment in investment grade bonds. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. At the time the CDS is entered into by the parties, an upfront payment may be made to reflect the then current value of the CDS. In addition, the seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection. These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps. Because the Fund seeks to provide long exposure to the North American investment grade credit market, it will generally be a net seller of credit protection.

Futures Contracts: A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

Additionally, to enhance the Fund’s return, the Fund’s assets that are not utilized to invest in derivatives will be used to purchase Money Market Instruments and U.S. Treasury Obligations. Subject to the guidelines listed below, the Fund’s portfolio managers will determine in which Money Market Instruments and U.S. Treasury Obligations the Fund will invest based on the portfolio manager’s assessment of best pricing and opportunity for return.

Money Market Instruments: The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations: The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have initial maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by the Fund will not exceed the total net assets of the Fund and the Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing. For example, if the Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million. While actual percentages will vary, it is generally expected that less than twenty percent of the Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.

PRINCIPAL RISKS

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

The Fund is subject to a number of risks that may affect the value of its shares, including:

Derivatives Risk: The Fund uses investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic losses in the value of the instruments. The derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the derivatives market could adversely affect the Fund’s ability to successfully use derivative instruments. The use of derivatives is subject to Counterparty Risk.

CDS Risk:

CDS. With respect to any CDS, the Fund will normally be a net credit protection “seller”. When the Fund is a seller of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund has an obligation to pay to the protection buyer the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or a cash settlement that reflects the difference between the full notional value and the market value of the reference obligation. The occurrence of a credit event could cause the Fund to lose value. Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected. Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS. Investing in CDS is a speculative investment technique. At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS. In the event that this were to happen, it could adversely affect the performance of the Fund.

Cleared swaps. The Fund intends to invest in swaps that are cleared by a clearing organization. Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction. For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage and the amount of a potential loss from a futures contract could greatly exceed the amount invested. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk: Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained.

Frequent Trading Risk: The Fund is expected to have relatively high “portfolio turnover,” generally in excess of 100%. The frequent purchases and sales may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Exposure to Debt Instrument Risk: The Fund seeks exposure to CDS whose value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates. In addition, the Fund will directly invest in U.S. Treasury securities, a type of debt instrument. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. To the extent the Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

Counterparty Risk: Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Fund. If a counterparty fails to perform its obligations, the value of your investment in the Fund may decline.

Liquidity Risk: Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable. In addition, the Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect the Fund’s performance.

Early Close/Late Close/Trading Halt Risk: An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Interest Rate Risk: Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Fund, may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-Diversification Risk: The Fund is classified as “non-diversified” under the federal securities laws. The Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. Having a small number of counterparties exposes the Fund to greater counterparty risk. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information will be available on the Fund’s website at www.etspreads.com.

ETSpreads IG Short Credit Fund
ETSPREADS IG SHORT CREDIT FUND Ticker: IGCS Stock Exchange: NYSE Arca
Investment Objective

The Fund seeks to provide short exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American investment grade debt issuers.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	ETSpreads IG Short Credit Fund ETSpreads IG Short Credit Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETSpreads IG Short Credit Fund ETSpreads IG Short Credit Fund Shares
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	(0.80%)	[2]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.30%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser, ETSpreads, LLC, has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.30% until May 31, 2017. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. ETSpreads, LLC may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were paid or waived and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account creation or redemption Transaction Fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, but that the fee waiver described above is only in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
ETSpreads IG Short Credit Fund | ETSpreads IG Short Credit Fund Shares | USD ($)	31	270

Portfolio Turnover

The Fund pays transaction costs, such as a commission or a spread, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund has not commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund. When the Prospectus is next updated, portfolio turnover information will be provided in this location.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in credit default swaps (“CDS”), futures, U.S. Treasury securities, and money market instruments that the Manager believes, in combination, should cause the Fund to increase in value when the North American investment grade credit market deteriorates. The Fund will seek to outperform, before fees and expenses, a short position in its benchmark index, the most current Markit CDX North American Investment Grade 5-year Total Return Index (“IGI”). The IGI is designed to represent the North American investment grade credit market risk by tracking the credit quality of 125 investment grade North American debt issuers or the unsubordinated debt obligations of such debt issuers. The investment grade credit market in North America consists of investors who take a long or short position with respect to the ability of all debt issuers rated “BBB-” or better by Standard & Poor’s Rating Group (“S&P”) or “Baa3” or better by Moody’s Investor Services (“Moody’s”) to repay their debt obligations in full and in accordance with the terms of such obligations. With respect to credit markets, a “long” position means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time and a “short” position (which the Fund seeks to provide) means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time. The specific entity whose debt underlies a “Single Name CDS” is referred to as the “Reference Entity”.

CDS and futures are types of derivatives. Derivatives are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index. The Fund generally invests in derivatives in order to gain access specifically to the North American investment grade credit market. The Fund’s portfolio managers will determine in which derivatives the Fund will invest based on the portfolio manager’s assessment of best pricing, trading characteristics, and ability to assist the Fund in outperforming a short position in the IGI.

Under normal market conditions, the Fund intends to invest primarily in the following derivatives: (i) CDS cleared by a clearing organization which are either (a) CDS index swaps (including swaps based on the IGI (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps: These are bilateral financial contracts that transfer credit exposure between two parties. CDS are used by the Fund to obtain credit risk exposure similar to that of a direct investment in investment grade bonds. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. At the time the CDS is entered into by the parties, an upfront payment may be made to reflect the then current value of the CDS. In addition, the seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection. These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps. Because the Fund seeks to provide short exposure to the North American investment grade credit market, it will generally be a net buyer of credit protection.

Futures Contracts: A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

Additionally, to enhance the Fund’s return, the Fund’s assets that are not utilized to invest in derivatives will be used to purchase Money Market Instruments and U.S. Treasury Obligations. Subject to the guidelines listed below, the Fund’s portfolio managers will determine in which Money Market Instruments and U.S. Treasury Obligations the Fund will invest based on the portfolio manager’s assessment of best pricing and opportunity for return.

Money Market Instruments: The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations: The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have initial maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by the Fund will not exceed the total net assets of the Fund and the Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing. For example, if the Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million. While actual percentages will vary, it is generally expected that less than twenty percent of the Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.

PRINCIPAL RISKS

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

The Fund is subject to a number of risks that may affect the value of its shares, including:

Derivatives Risk: The Fund uses investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic losses in the value of the instruments. The derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the derivatives market could adversely affect the Fund’s ability to successfully use derivative instruments. The use of derivatives is subject to Counterparty Risk.

CDS Risk:

CDS. With respect to any CDS, the Fund will normally be a net credit protection “buyer”. When the Fund is a buyer of credit protection, the Fund has an obligation to pay to the protection seller one or more pre-determined periodic payments. When the Fund is a buyer of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund is entitled to receive from the protection seller the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or, alternatively, receive cash settlement based upon the difference between the full notional value and the market value of the defaulted reference obligation following a credit event. Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected. Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS. Investing in CDS is a speculative investment technique. At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS. In the event that this were to happen, it could adversely affect the performance of the Fund.

Cleared swaps. The Fund intends to invest in swaps that are cleared by a clearing organization. Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction. For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage and the amount of a potential loss from a futures contract could greatly exceed the amount invested. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk: Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained.

Frequent Trading Risk: The Fund is expected to have relatively high “portfolio turnover,” generally in excess of 100%. The frequent purchases and sales may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Exposure to Debt Instrument Risk: The Fund seeks exposure to CDS whose value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates. In addition, the Fund will directly invest in U.S. Treasury securities, a type of debt instrument. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. To the extent the Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

Counterparty Risk: Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Fund. If a counterparty fails to perform its obligations, the value of your investment in the Fund may decline.

Liquidity Risk: Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable. In addition, the Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect the Fund’s performance.

Early Close/Late Close/Trading Halt Risk: An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Interest Rate Risk: Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Fund, may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-Diversification Risk: The Fund is classified as “non-diversified” under the federal securities laws. The Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. Having a small number of counterparties exposes the Fund to greater counterparty risk. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information will be available on the Fund’s website at www.etspreads.com.

ETSpreads HY Long Credit Fund
ETSPREADS HY LONG CREDIT FUND Ticker: HYCL Stock Exchange: NYSE Arca
Investment Objective
The Fund seeks to provide long exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American high yield debt issuers.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	ETSpreads HY Long Credit Fund ETSpreads HY Long Credit Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETSpreads HY Long Credit Fund ETSpreads HY Long Credit Fund Shares
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	(0.60%)	[2]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.50%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser, ETSpreads, LLC, has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.50% until May 31, 2017. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. ETSpreads, LLC may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were paid or waived and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account creation or redemption Transaction Fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, but that the fee waiver described above is only in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
ETSpreads HY Long Credit Fund | ETSpreads HY Long Credit Fund Shares | USD ($)	51	290

Portfolio Turnover

The Fund pays transaction costs, such as a commission or a spread, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund has not commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund. When the Prospectus is next updated, portfolio turnover information will be provided in this location.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in credit default swaps (“CDS”), futures, U.S. Treasury securities, and money market instruments that the Manager believes, in combination, should cause the Fund to increase in value when the North American high yield credit market improves. The Fund will seek to outperform, before fees and expenses, its benchmark index, the most current Markit CDX North American High Yield 5-year Total Return Index (“HYI”). The HYI is designed to represent the North American high yield credit market risk by tracking the credit quality of 100 high yield North American debt issuers or the unsubordinated debt obligations of such debt issuers. The high yield credit market in North America consists of investors who take a long or short position with respect to the ability of all debt issuers rated “BBB-” or lower by Standard & Poor’s Rating Group (“S&P”) or “Baa3” or lower by Moody’s Investor Services (“Moody’s”) to repay their debt obligations in full and in accordance with the terms of such obligations. With respect to credit markets, a “long” position (which the Fund seeks to provide) means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time and a “short” position means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time. The specific entity whose debt underlies a “Single Name CDS” is referred to as the “Reference Entity”.

CDS and futures are types of derivatives. Derivatives are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index. The Fund generally invests in derivatives in order to gain access specifically to the North American high yield credit market. The Fund’s portfolio managers will determine in which derivatives the Fund will invest based on the portfolio manager’s assessment of best pricing, trading characteristics, and ability to assist the Fund in outperforming the HYI.

Under normal market conditions, the Fund intends to invest primarily in the following derivatives: (i) CDS cleared by a clearing organization which are either (a) CDS index swaps (including swaps based on the IGI (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps: These are bilateral financial contracts that transfer credit exposure between two parties. CDS are used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. At the time the CDS is entered into by the parties, an upfront payment may be made to reflect the then current value of the CDS. In addition, the seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection. These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps. Because the Fund seeks to provide long exposure to the North American high yield credit market, it will generally be a net seller of credit protection.

Futures Contracts: A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

Additionally, to enhance the Fund’s return, the Fund’s assets that are not utilized to invest in derivatives will be used to purchase Money Market Instruments and U.S. Treasury Obligations. Subject to the guidelines listed below, the Fund’s portfolio managers will determine in which Money Market Instruments and U.S. Treasury Obligations the Fund will invest based on the portfolio manager’s assessment of best pricing and opportunity for return.

Money Market Instruments: The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations: The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have initial maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by the Fund will not exceed the total net assets of the Fund and the Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing. For example, if the Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million. While actual percentages will vary, it is generally expected that less than twenty percent of the Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.

PRINCIPAL RISKS

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

The Fund is subject to a number of risks that may affect the value of its shares, including:

High Yield Risk: CDS with exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for CDS with exposure to higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the CDS relating to high yield debt investments and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. If the Reference Entity is in default with respect to interest or principal payments on the high yield debt instrument underlying a CDS, the protection seller of the CDS may have to pay the entire notional value of the CDS. This would adversely affect the Fund’s performance.

Derivatives Risk: The Fund uses investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic losses in the value of the instruments. The derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the derivatives market could adversely affect the Fund’s ability to successfully use derivative instruments. The use of derivatives is subject to Counterparty Risk.

CDS Risk:

CDS. With respect to any CDS, the Fund will normally be a net credit protection “seller”. When the Fund is a seller of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund has an obligation to pay to the protection buyer the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or a cash settlement that reflects the difference between the full notional value and the market value of the reference obligation. The occurrence of a credit event could cause the Fund to lose value. Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected. Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS. Investing in CDS is a speculative investment technique. At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS. In the event that this were to happen, it could adversely affect the performance of the Fund.

Cleared swaps. The Fund intends to invest in swaps that are cleared by a clearing organization. Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction. For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage and the amount of a potential loss from a futures contract could greatly exceed the amount invested. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk: Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained.

Frequent Trading Risk: The Fund is expected to have relatively high “portfolio turnover,” generally in excess of 100%. The frequent purchases and sales may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Exposure to Debt Instrument Risk: The Fund seeks exposure to CDS whose value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates. In addition, the Fund will directly invest in U.S. Treasury securities, a type of debt instrument. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. To the extent the Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

Counterparty Risk: Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Fund. If a counterparty fails to perform its obligations, the value of your investment in the Fund may decline.

Liquidity Risk: Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable. In addition, the Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect the Fund’s performance.

Early Close/Late Close/Trading Halt Risk: An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Interest Rate Risk: Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Fund, may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-Diversification Risk: The Fund is classified as “non-diversified” under the federal securities laws. The Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. Having a small number of counterparties exposes the Fund to greater counterparty risk. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information will be available on the Fund’s website at www.etspreads.com.

ETSpreads HY Short Credit Fund
ETSPREADS HY SHORT CREDIT FUND Ticker: HYCS Stock Exchange: NYSE Arca
Investment Objective
The Fund seeks to provide short exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American high yield debt issuers.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	ETSpreads HY Short Credit Fund ETSpreads HY Short Credit Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETSpreads HY Short Credit Fund ETSpreads HY Short Credit Fund Shares
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	(0.60%)	[2]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.50%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser, ETSpreads, LLC, has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.50% until May 31, 2017. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. ETSpreads, LLC may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were paid or waived and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account creation or redemption Transaction Fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, but that the fee waiver described above is only in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
ETSpreads HY Short Credit Fund | ETSpreads HY Short Credit Fund Shares | USD ($)	51	290

Portfolio Turnover

The Fund pays transaction costs, such as a commission or a spread, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund has not commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund. When the Prospectus is next updated, portfolio turnover information will be provided in this location.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in credit default swaps (“CDS”), futures, U.S. Treasury securities, and money market instruments that the Manager believes, in combination, should cause the Fund to increase in value when the North American high yield credit market deteriorates. The Fund will seek to outperform, before fees and expenses, a short position in its benchmark index, the most current Markit CDX North American High Yield 5-year Total Return Index (“HYI”). The HYI is designed to represent the North American high yield credit market risk by tracking the credit quality of 100 high yield North American debt issuers or the unsubordinated debt obligations of such debt issuers. The high yield credit market in North America consists of investors who take a long or short position with respect to the ability of all debt issuers rated “BBB-” or lower by Standard & Poor’s Rating Group (“S&P”) or “Baa3” or lower by Moody’s Investor Services (“Moody’s”) to repay their debt obligations in full and in accordance with the terms of such obligations. With respect to credit markets, a “long” position means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time and a “short” position (which the Fund seeks to provide) means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time. The specific entity whose debt underlies a “Single Name CDS” is referred to as the “Reference Entity”.

CDS and futures are types of derivatives. Derivatives are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index. The Fund generally invests in derivatives in order to gain access specifically to the North American high yield credit market. The Fund’s portfolio managers will determine in which derivatives the Fund will invest based on the portfolio manager’s assessment of best pricing, trading characteristics, and ability to assist the Fund in outperforming a short position in the HYI.

Under normal market conditions, the Fund intends to invest primarily in the following derivatives: (i) CDS cleared by a clearing organization which are either (a) CDS index swaps, including swaps based on the IGI (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps: These are bilateral financial contracts that transfer credit exposure between two parties. CDS are used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. At the time the CDS is entered into by the parties, an upfront payment may be made to reflect the then current value of the CDS. In addition, the seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection. These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps. Because the Fund seeks to provide short exposure to the North American high yield credit market, it will generally be a net buyer of credit protection.

Futures Contracts: A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

Additionally, to enhance the Fund’s return, the Fund’s assets that are not utilized to invest in derivatives will be used to purchase Money Market Instruments and U.S. Treasury Obligations. Subject to the guidelines listed below, the Fund’s portfolio managers will determine in which Money Market Instruments and U.S. Treasury Obligations the Fund will invest based on the portfolio manager’s assessment of best pricing and opportunity for return.

Money Market Instruments: The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations: The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have initial maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by the Fund will not exceed the total net assets of the Fund and the Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing. For example, if the Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million. While actual percentages will vary, it is generally expected that less than twenty percent of the Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.

PRINCIPAL RISKS

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

The Fund is subject to a number of risks that may affect the value of its shares, including:

High Yield Risk: CDS with exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for CDS with exposure to higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the CDS relating to high yield debt investments and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. If the Reference Entity is in default with respect to interest or principal payments on the high yield debt instrument underlying a CDS, the protection seller of the CDS may have to pay the entire notional value of the CDS. This would adversely affect the Fund’s performance.

Derivatives Risk: The Fund uses investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic losses in the value of the instruments. The derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the derivatives market could adversely affect the Fund’s ability to successfully use derivative instruments. The use of derivatives is subject to Counterparty Risk.

CDS Risk:

CDS. With respect to any CDS, the Fund will normally be a net credit protection “buyer”. When the Fund is a buyer of credit protection, the Fund has an obligation to pay to the protection seller one or more pre-determined periodic payments. When the Fund is a buyer of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund is entitled to receive from the protection seller the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or, alternatively, receive cash settlement based upon the difference between the full notional value and the market value of the defaulted reference obligation following a credit event. Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected. Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS. Investing in CDS is a speculative investment technique. At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS. In the event that this were to happen, it could adversely affect the performance of the Fund.

Cleared swaps. The Fund intends to invest in swaps that are cleared by a clearing organization. Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction. For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage and the amount of a potential loss from a futures contract could greatly exceed the amount invested. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk: Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained.

Frequent Trading Risk: The Fund is expected to have relatively high “portfolio turnover,” generally in excess of 100%. The frequent purchases and sales may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Exposure to Debt Instrument Risk: The Fund seeks exposure to CDS whose value is determined largely by the value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates. In addition, the Fund will directly invest in U.S. Treasury securities, a type of debt instrument. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. To the extent the Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

Counterparty Risk: Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Fund. If a counterparty fails to perform its obligations, the value of your investment in the Fund may decline.

Liquidity Risk: Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable. In addition, the Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect the Fund’s performance.

Early Close/Late Close/Trading Halt Risk: An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Interest Rate Risk: Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Fund, may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-Diversification Risk: The Fund is classified as “non-diversified” under the federal securities laws. The Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. Having a small number of counterparties exposes the Fund to greater counterparty risk. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information will be available on the Fund’s website at www.etspreads.com.